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April 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:  Ms. Patsy Mengiste
       Document Control - EDGAR

RE:    RiverSource Income Series, Inc.
          RiverSource Income Builder Basic Income Fund
          RiverSource Income Builder Enhanced Income Fund
          RiverSource Income Builder Moderate Income Fund
       Post-Effective Amendment No. 105
       File Nos. 2-10700/811-499
       Accession Number: 0000950137-09-002338

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 105 (Amendment). This Amendment was filed electronically on March 24, 2009.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.